Financial instruments - Noncontrolling interests subject to put provisions (Details) - EUR (€)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 19,155,550,000	€ 13,340,310,000		€ 19,155,550,000		€ 13,340,310,000
Dividends paid to non-controlling interests, classified as financing activities				(123,235,000)	€ (118,513,000)
Net income	60,857,000		€ 61,178,000	117,866,000	112,332,000
Ending balance	19,155,550,000	13,340,310,000		19,155,550,000		13,340,310,000
Noncontrolling interests subject to put provisions
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance		818,871,000				818,871,000	€ 818,871,000	€ 830,773,000	€ 830,773,000
Purchase of noncontrolling interests		(53,731,000)
Sale of noncontrolling interests		(50,706,000)
Gain (Loss) recognized in equity		(50,612,000)	(50,612,000)		(50,612,000)	(50,612,000)
Dividends paid to non-controlling interests, classified as financing activities		(139,742,000)
Foreign currency translation		33,148,000
Ending balance		818,871,000				818,871,000	818,871,000	830,773,000	830,773,000
Noncontrolling interests subject to put provisions | Fair Value | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	841,001,652.941281			841,001,652.941281
Purchase of noncontrolling interests				(37,598,000)	(53,731,000)	(53,731,000)
Sale of noncontrolling interests				(10,385,000)	(50,706,000)	(50,706,000)
Changes in fair value of noncontrolling interests				71,803,000		142,279,000
Gain (Loss) recognized in equity	(23,547,000)			(23,547,000)
Dividends paid to non-controlling interests, classified as financing activities				(62,962,000)	(139,742,000)	(139,742,000)
Foreign currency translation				9,623,652.9412806	33,148,000	33,148,000
Ending balance	841,001,652.941281			841,001,652.941281
Variable Payments Outstanding For Acquisitions [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance		172,278,000				172,278,000	172,278,000	205,792,000	205,792,000
Purchase of noncontrolling interests		(19,051,000)
Sale of noncontrolling interests		(15,734,000)
Foreign currency translation		(504,000)
Ending balance		€ 172,278,000				172,278,000	€ 172,278,000	€ 205,792,000	€ 205,792,000
Variable Payments Outstanding For Acquisitions [Member] | Fair Value | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	121,265,922.21			121,265,922.21
Purchase of noncontrolling interests				(2,931,000)	(19,051,000)	(53,731,000)
Sale of noncontrolling interests				(20,549,000)	(15,734,000)	(50,706,000)
Changes in fair value of noncontrolling interests				(34,673,077.79)		142,279,000
Gain (Loss) recognized in equity	0		€ 0	0	0
Dividends paid to non-controlling interests, classified as financing activities				0	0	(139,742,000)
Foreign currency translation				1,279,000	€ (504,000)	€ 33,148,000
Ending balance	€ 121,265,922.21			€ 121,265,922.21